Significant Accounting Policies and Practices	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Operations [Abstract]
Significant Accounting Policies and Practices

Note 2 – Significant Accounting Policies and Practices

Management of the Company is responsible for the selection and use of appropriate accounting policies and the appropriateness of accounting policies and their application. Critical accounting policies and practices are those that are both most important to the portrayal of the Company’s financial condition and results and require management’s most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. The Company’s significant and critical accounting policies and practices are disclosed below as required by the accounting principles generally accepted in the United States of America.

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and following the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2023, or any other interim period or for any other future year. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022, included in the Company’s 2022 Annual Report on Form 10-K filed with the SEC. The balance sheet as of December 31, 2022, has been derived from audited financial statements at that date but does not include all of the information required by U.S. GAAP for complete financial statements.

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, revenue recognition, allowance for doubtful accounts, stock-based compensation, income tax provisions, excess and obsolete inventory reserve, and impairment of intellectual property.

Actual results could differ from those estimates.

Principles of consolidation

The Company consolidates all majority-owned subsidiaries, if any, in which the parent’s power to control exists. All consolidated subsidiaries report based on a year ending of December 31.

As of March 31, 2023, the Company’s consolidated subsidiaries and/or entities are as follows:

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	85%
OG Collection, Inc.	Delaware	86%
Orbit Media LLC	New York	56%
WHE Agency, Inc.	Delaware	95%

As of March 31, 2023, Creatd Ventures, LLC (formerly Creatd Partners, LLC) is operating three DBAs for Brave Foods, Plant Camp, and Basis (formerly Denver Bodega, LLC).

All other previously consolidated subsidiaries have been dissolved.

All inter-company balances and transactions have been eliminated. The condensed consolidated financial statements include Denver Bodega, LLC activity since March 7, 2022, Orbit Media LLC activity since August 1, 2022, and Brave Foods, LLC activity since September 13, 2022.

Variable Interest Entities

Management performs an ongoing assessment of its noncontrolling interests from investments in unrelated entities to determine if those entities are variable interest entities (VIEs), and if so, whether the Company is the primary beneficiary. If an entity in such a transaction, by design, meets the definition of a VIE and the Company determines that it, or a consolidated subsidiary is the primary beneficiary, the Company will include the VIE in its consolidated financial statements. If such an entity is deemed to not be consolidated, the Company records only its investment in equity securities as a marketable security or investment under the equity method, as applicable.

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)

●	Level 3 – significant unobservable inputs (including our own assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, marketable trading securities, accounts payable, marketable trading securities, prepaid and other current assets, line of credit and due to related parties. Management believes the estimated fair value of these accounts at March 31, 2023 approximate their carrying value as reflected in the balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company’s Level 2 assets/liabilities include certain of the Company’s notes payable. Their carrying value approximates their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.

The Company’s Level 3 assets/liabilities include derivative liabilities. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

The following tables provide a summary of the relevant liabilities that are measured at fair value on a recurring basis:

Fair Value Measurements as of

March 31, 2023

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	$58,970	$-	$-	$58,970
Total Liabilities	$58,970	$-	$-	$58,970

Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of March 31, 2023, was $0. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of $968,331. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations.

Long-lived Assets Including Acquired Intangible Assets

We evaluate the recoverability of property and equipment, acquired finite-lived intangible assets and, purchased infinite life digital assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition. Digital assets accounted for as intangible assets are subject to impairment losses if the fair value of digital assets decreases other than temporarily below the carrying value. The fair value is measured using the quoted price of the crypto asset at the time its fair value is being measured. If such review indicates that the carrying amount of property and equipment and intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. During the three months ended March 31, 2023, the Company recorded an impairment charge of $0 for intangible assets.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. We routinely review the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If we change the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life. The remaining weighted average life of the intangible assets is 9.81 years.

Scheduled amortization over the next five years are as follows:

Twelve months ending March 31,

2024	$32,097
2025	28,743
2026	20,961
2027	20,961
2028	20,961
Thereafter	51,482
Total	175,205

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$197,988

Amortization expense was $8,024 and $133,504 for the three months ended March 31, 2023 and 2022, respectively.

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal December each year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of our reporting units to generate cash flows as measures of fair value of our reporting units.

During the year ended December 31, 2022, the Company completed its annual impairment tests of goodwill. The Company performed the qualitative assessment as permitted by ASC 350-20 and determined for one of its reporting units that the fair value of that reporting unit was more likely than not greater than its carrying value, including Goodwill. However, based on this qualitative assessment, the Company determined that the carrying value of the Denver Bodega, Dune, Plant Camp, and WHE Agency reporting units was more likely than not greater than their carrying value, including Goodwill. Based on the completion of the annual impairment tests, the Company recorded an impairment charge of $1,433,815 for goodwill for the years ended December 31, 2022.

During the three months ended March 31, 2023, the Company did not acquire any additional goodwill or recognize any additional impairment of goodwill.

The following table sets forth a summary of the changes in goodwill for the three months ended March 31, 2023

For the Three Months Ended March 31, 2023
Total
As of January 1, 2023	$46,460
Goodwill acquired in a business combination	-
Impairment of goodwill	-
As of March 31, 2023	46,460

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at our Consolidated Balance Sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ equity in accumulated other comprehensive income. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then the related fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company adopted Section 815-40-15 of the FASB Accounting Standards Codification (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a binomial option model for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The inputs utilized in the application of the Binomial model included a stock price on valuation date, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the consolidated statements of operations.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.

Revenue Recognition

Under Topic 606, revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, we satisfy a performance obligation.

Revenue disaggregated by revenue source for the three months ended March 31, 2023 and 2022 consists of the following:

	Three Months Ended
	March 31,
	2023	2022
Agency (Managed Services, Branded Content, & Talent Management Services)	$246,201	$583,141
Platform (Creator Subscriptions)	299,194	508,233
Ecommerce (Tangible Products)	410,894	254,724
Affiliate Sales	986	2,640
Other Revenue	28,870	-
	$986,145	$1,348,738

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three months ended March 31, 2023 and 2022 consists of the following:

	Three Months Ended
	March 31,
	2023	2022
Products and services transferred over time	$575,251	$1,091,374
Products transferred at a point in time	410,894	257,364
	$986,145	$1,348,738

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (B2B) and business-to-consumer (B2C) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $500-$7,500 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Partner Clients may or may not have an additional billing component referred to as Sales Performance Fee, which is a fee based upon a previously agreed upon percentage point of the client’s total sales for the month. Some Partners may also have projects within their contracts that get billed and recognized as agreed upon project milestones are achieved. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company utilizes the completed contract method when revenue is recognized over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $10,000 to $110,000, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.

●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.

●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.

●	Most contracts include provisions for clients to acquire content rights at the end of the campaign for a flat fee.

Talent Management Services

Talent Management represents the revenue recognized by WHE Agency, Inc. (“WHE”) from the Company’s obligation to manage and oversee influencer-led campaigns from the contract negotiation stage through content creation and publication. WHE acts in an agent capacity for influencers and collects a management fee of approximately 20% of the value of an influencer’s contract with a brand. Revenue is recognized net of the 80% of the contract that is collected by the influencer and is recognized when performance obligations of the contract are met. Performance obligations are complete when milestones and deliverables of contracts are delivered to the client.

Below are the significant components of a typical agreement pertaining to talent management revenue:

●	Total gross contracts range from $500-$100,000.

●	The Company collects fixed fees in the amount of 20 to 25% of the gross contract amount, ranging from $100 to $25,000 in net revenue per contract.

●	The campaign is created and made live by the influencer within the timeframe specified in the contract.

●	Campaigns are promoted per the contract and the customer is provided a link to the live deliverables on the influencer’s social media channels.

●	Most billing for contracts occur 100% at execution of the performance obligation. Net payment terms vary by client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Affiliate Sales Revenue

Affiliate sales represents the commission the Company receives from views or sales of its multimedia assets. Affiliate revenue is earned on a “click through” basis, upon visitors viewing or purchasing the relevant video, book, or other media asset and completing a specific conversion. The revenue is recognized upon receipt as reliable estimates could not be made.

E-Commerce Revenue

The Company’s e-commerce businesses are housed under Creatd Ventures, and currently consists of four majority-owned e-commerce companies, Camp (previously Plant Camp), Dune Glow Remedy (“Dune”), Basis, and Brave. The Company generates revenue through the sale of Camp, Dune, Basis, and Brave’s consumer products through its e-commerce distribution channels. The Company satisfies its performance obligation upon shipment of product to its customers and recognizes shipping and handling costs as a fulfillment cost. Customers have 30 days from receipt of an item to return unopened, unused, or damaged items for a full refund for Camp, Dune, and Basis, and 7 days from receipt of purchase for Brave. All returns are processed within the relevant recording period and accounted for as a reduction in revenue. The Company runs discounts from time to time to promote sales, improve market penetration, and increase customer retention. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue. The Company assesses variable consideration using the most likely amount method.

Deferred Revenue

Deferred revenue consists of billings and payments from clients in advance of revenue recognition. The Company has two types of deferred revenue, subscription revenue whereas the revenue is recognized over the subscription period and contract liabilities where the performance obligation was not satisfied. The Company will recognize the deferred revenue within the next twelve months. As of March 31, 2023, the Company had deferred revenue of  $253,348.

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, we bill a managed service client monthly when we have updated their Amazon store, modified SEO, or completed the other services listed in the agreement. For projects and branded content, we will bill the client and record the receivable once milestones are reached that are set in the agreement. We make estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon our assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of our customers, current economic conditions, and other factors that may affect our ability to collect from customers. During the three months ended March 31, 2023, the Company recorded $75,874 as a bad debt expense. As of March 31, 2023, the Company has an allowance for doubtful accounts of $600,951.

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or net realizable value. Inventories are periodically evaluated to identify obsolete or otherwise impaired products and are written off when management determines usage is not probable. The Company estimates the balance of excess and obsolete inventory by analyzing inventory by age using last used and original purchase date and existing sales pipeline for which the inventory could be used. As of March 31, 2023, the Company had a reserve for obsolescence of $320,282.

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with Accounting Standards Codification (“ASC”) 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the three months ended March 31, 2023, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at March 31, 2023 and 2022:

	March 31,
	2023	2022
Series E preferred	109,223	-
Options	4,391,600	1,891,348
Warrants	40,574,614	8,591,206
Convertible notes	24,169,999	-
Totals	69,245,436	10,482,554

Recently Adopted Accounting Guidance

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU-2016-13”). ASU 2016-13 affects loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. On October 16, 2019, FASB approved a final ASU delaying the effective date of ASU 2016-13 for small reporting companies to interim and annual periods beginning after December 15, 2022. The adoption did not material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805), Which aims to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in recognition and payment terms that effect subsequent revenue recognition. ASU 2021-08 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The adoption did not have a material impact on the Company’s consolidated financial statements.

Note 2 – Significant Accounting Policies and Practices

Management of the Company is responsible for the selection and use of appropriate accounting policies and the appropriateness of accounting policies and their application. Critical accounting policies and practices are those that are both most important to the portrayal of the Company’s financial condition and results and require management’s most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. The Company’s significant and critical accounting policies and practices are disclosed below as required by the accounting principles generally accepted in the United States of America.

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, revenue recognition, allowance for doubtful accounts, stock-based compensation, income tax provisions, excess and obsolete inventory reserve, and impairment of intellectual property.

Actual results could differ from those estimates.

Principles of consolidation

The Company consolidates all majority-owned subsidiaries, if any, in which the parent’s power to control exists.

As of December 31, 2022, the Company’s consolidated subsidiaries and/or entities are as follows:

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	50%
OG Collection, Inc.	Delaware	89%
Orbit Media LLC	New York	51%
WHE Agency, Inc.	Delaware	44%

As of December 31, 2022, Creatd Ventures, LLC (formerly Creatd Partners, LLC) is operating three DBAs for Brave Foods, Plant Camp, and Basis (formerly Denver Bodega, LLC).

All other previously consolidated subsidiaries have been dissolved.

All inter-company balances and transactions have been eliminated. The consolidated financial statements include Denver Bodega, LLC activity since March 7, 2022, Orbit Media LLC activity since August 1, 2022, and Brave Foods, LLC activity since September 13, 2022.

Variable Interest Entities

Management performs an ongoing assessment of its noncontrolling interests from investments in unrelated entities to determine if those entities are variable interest entities (VIEs), and if so, whether the Company is the primary beneficiary. If an entity in such a transaction, by design, meets the definition of a VIE and the Company determines that it, or a consolidated subsidiary is the primary beneficiary, the Company will include the VIE in its consolidated financial statements. If such an entity is deemed to not be consolidated, the Company records only its investment in equity securities as a marketable security or investment under the equity method, as applicable.

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)

●	Level 3 – significant unobservable inputs (including our own assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, marketable trading securities, accounts payable, marketable trading securities, prepaid and other current assets, line of credit and due to related parties. Management believes the estimated fair value of these accounts at December 31, 2022 approximate their carrying value as reflected in the balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company’s Level 2 assets/liabilities include certain of the Company’s notes payable. Their carrying value approximates their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.

The Company’s Level 3 assets/liabilities include goodwill, intangible assets, equity investments at cost, and derivative liabilities. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

Fair Value Measurements as of

December 31, 2021

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-

Fair Value Measurements as of

December 31, 2022

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - equity securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Our marketable equity securities are publicly traded stocks measured at fair value using quoted prices for identical assets in active markets and classified as Level 1 within the fair value hierarchy. Marketable equity securities as of December 31, 2022 and 2021 are $0.

The change in net realized depreciation on equity trading securities that have been included in other expenses for the year ended December 31, 2022 and 2021 was $11,742 and $0, respectively.

The following table sets forth a summary of the changes in marketable securities - available-for-sale debt securities that are measured at fair value on a recurring basis:

For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

The following are the changes in the derivative liabilities during the years ended December 31, 2022 and 2021.

	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

Fair Value Measurements as of

December 31, 2021

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Intangible assets	2,432,841	-	-	2,432,841
Goodwill	1,374,835	-	-	1,374,835
Total assets	$3,857,676	$-	$-	$3,857,676

Fair Value Measurements as of

December 31, 2022

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$-	$-	$-	$-
Intangible assets	230,084	-	-	230,084
Goodwill	46,460	-	-	46,460
Total assets	$276,544	$-	$-	$276,544

Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of December 31, 2022, was $308,474. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of $700,268. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations.

Long-lived Assets Including Acquired Intangible Assets

We evaluate the recoverability of property and equipment, acquired finite-lived intangible assets and, purchased infinite life digital assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition. Digital assets accounted for as intangible assets are subject to impairment losses if the fair value of digital assets decreases other than temporarily below the carrying value. The fair value is measured using the quoted price of the crypto asset at the time its fair value is being measured. If such review indicates that the carrying amount of property and equipment and intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. During the year ended December 31, 2022, the Company recorded an impairment charge of $2,043,111 for intangible assets. During the year ended December 31, 2021, the Company recorded an impairment charge of $688,127 for intangible assets.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. We routinely review the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If we change the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life. The remaining weighted average life of the intangible assets is 8.06 years.

Scheduled amortization over the next five years are as follows:

Twelve months ending December 31,

2023	$32,097
2024	32,098
2025	28,863
2026	18,966
2027	18,964
Thereafter	76,313
Total	207,301

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$230,084

Amortization expense was $483,484 and $348,186 for the year ended December 31, 2022 and 2021, respectively.

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal December each year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of our reporting units to generate cash flows as measures of fair value of our reporting units.

During the year ended December 31, 2022 and 2021, the Company completed its annual impairment tests of goodwill. The Company performed the qualitative assessment as permitted by ASC 350-20 and determined for one of its reporting units that the fair value of that reporting unit was more likely than not greater than its carrying value, including Goodwill. However, based on this qualitative assessment, the Company determined that the carrying value of the Denver Bodega, Dune, Plant Camp and, WHE Agency reporting units was more likely than not greater than their carrying value, including Goodwill. Based on the completion of the annual impairment tests, the Company recorded an impairment charge of $1,433,815 and $1,035,795 for goodwill for the years ended December 31 2022 and 2021, respectively.

The following table sets forth a summary of the changes in goodwill for the years ended December 31, 2021 and 2022.

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835
Goodwill acquired in business combinations	105,440
Impairment of goodwill	(1,433,815)
As of December 31, 2022	46,460

Investments

Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Debt securities not classified as held-to-maturity or as trading are classified as available-for-sale, and are carried at fair market value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in stockholders’ equity.

The Company accounts for its investments in available-for-sale debt securities, in accordance with sub-topic 320-10 of the FASB ASC (“Sub-Topic 320-10”). Accrued interest on these securities is included in fair value and amortized cost.

Pursuant to Paragraph 320-10-35, investments in debt securities that are classified as available for sale shall be measured subsequently at fair value in the statement of financial position. Unrealized holding gains and losses for available-for-sale securities (including those classified as current assets) shall be excluded from earnings and reported in other comprehensive income until realized.

The Company follows FASB ASC 320-10-35 to assess whether an investment in debt securities is impaired in each reporting period. An investment in debt securities is impaired if the fair value of the investment is less than its amortized cost. If the Company intends to sell the debt security (that is, it has decided to sell the security), an other-than-temporary impairment shall be considered to have occurred. If the Company more likely than not will be required to sell the security before recovery of its amortized cost basis or it otherwise does not expect to recover the entire amortized cost basis of the security, an other-than-temporary impairment shall be considered to have occurred. The Company considers the expected cash flows from the investment based on reasonable and supportable forecasts as well as several other factors to estimate whether a credit loss exists. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

The following table sets forth a summary of the changes in marketable securities - available-for-sale debt securities that are measured at fair value on a recurring basis:

For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

We invest in debt securities. Our investments in debt securities are subject to interest rate risk. To minimize the exposure due to an adverse shift in interest rates, we invest in securities with maturities of two years or less and maintain a weighted average maturity of one year or less. As of December 31, 2021, all of our investments had maturities between one and three years. The marketable debt security investments are evaluated for impairment if events or circumstances arise that indicate that the carrying amount of such assets may not be recoverable. During the years ended December 31, 2021, the Company recognized a $62,733 from the impairment of the debt security.

The following table sets forth a summary of the changes in equity investments, at cost that are measured at fair value on a non-recurring basis:

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	50,000
Purchase of equity investments	-
Other than temporary impairment	(50,000)
Conversion to equity method investments	-
As of December 31, 2022	$-

The Company has elected to measure its equity securities without a readily determinable fair value at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. An election to measure an equity security in accordance with this paragraph shall be made for each investment separately.

The Company performed a qualitative assessment considering impairment indicators to evaluate whether these investments were impaired. Impairment indicators that the Company considered included the following: a) a significant deterioration in the earnings performance, credit rating, asset quality or business prospects of the investee; b) a significant adverse change in the regulatory, economic or technology environment of the investee; c) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates; d) a bona fide offer to purchase or an offer by the investee to sell the investment; e) factors that raise significant concerns about the investee’s ability to continue as a going concern. During the years ended December 31, 2022 and 2021 the Company recognized a $50,000 and $102,096 impairment of the equity security respectively.

Equity Method Investments

Investments in unconsolidated entities over which we have significant influence are accounted for under the equity method of accounting. Under the equity method of accounting, the Company does not consolidate the investment’s financial statements within its consolidated financial statements. Equity method investments are initially recorded at cost, then our proportional share of the underlying net income or loss is recorded as equity in net loss from equity method investments in our statement of operations, with a corresponding increase or decrease to the carrying value of the investment. Distributions received from the investee reduce our carrying value of the investment and are recorded in the consolidated statements of cash flows using the cumulative earnings approach. These investments are evaluated for impairment if events or circumstances arise that indicate that the carrying amount of such assets may not be recoverable. There were indicators of impairment related to our equity method investments for the year ended December 31, 2021. During the year ended December 31, 2022 and 2021, the Company recorded an impairment charge of $50,000 and $487,365 respectively for equity method investments.

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at our Consolidated Balance Sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ equity in accumulated other comprehensive income. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then the related fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company adopted Section 815-40-15 of the FASB Accounting Standards Codification (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a binomial option model for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The inputs utilized in the application of the Binomial model included a stock price on valuation date, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the consolidated statements of operations.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.

Revenue Recognition

Under Topic 606, revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, we satisfy a performance obligation.

Revenue disaggregated by revenue source for the year ended December 30, 2022 and 2021 consists of the following:

	Years Ended
	December 31,
	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$1,914,647	$2,256,546
Platform (Creator Subscriptions)	1,417,094	1,926,135
Ecommerce	1,457,161	90,433
Affiliate Sales	7,572	26,453
Other Revenue	-	150
	$4,796,474	$4,299,717

The Company utilizes the output method to measures the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three and years ended December 31, 2022 and 2021 consists of the following:

	Years Ended
	December 31,
	2022	2021
Products and services transferred over time	$3,331,741	$4,182,681
Products transferred at a point in time	1,464,733	117,036
	$4,796,474	$4,299,717

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (B2B) and business-to-consumer (B2C) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $500-$7,500 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Partner Clients may or may not have an additional billing component referred to as Sales Performance Fee, which is a fee based upon a previously agreed upon percentage point of the client’s total sales for the month. Some Partners may also have projects within their contracts that get billed and recognized as agreed upon project milestones are achieved. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company utilizes the completed contract method when revenue is recognized over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $10,000 to $110,000, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.
●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.

●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.
●	Most contracts include provisions for clients to acquire content rights at the end of the campaign for a flat fee.

Talent Management Services

Talent Management represents the revenue recognized by WHE Agency, Inc. (“WHE”) from the Company’s obligation to manage and oversee influencer-led campaigns from the contract negotiation stage through content creation and publication. WHE acts in an agent capacity for influencers and collects a management fee of approximately 20% of the value of an influencer’s contract with a brand. Revenue is recognized net of the 80% of the contract that is collected by the influencer and is recognized when performance obligations of the contract are met. Performance obligations are complete when milestones and deliverables of contracts are delivered to the client.

Below are the significant components of a typical agreement pertaining to talent management revenue:

●	Total gross contracts range from $500-$100,000.

●	The Company collects fixed fees in the amount of 20 to 25% of the gross contract amount, ranging from $100 to $25,000 in net revenue per contract.

●	The campaign is created and made live by the influencer within the timeframe specified in the contract.

●	Campaigns are promoted per the contract and the customer is provided a link to the live deliverables on the influencer’s social media channels.

●	Most billing for contracts occur 100% at execution of the performance obligation. Net payment terms vary by client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Affiliate Sales Revenue

Affiliate sales represents the commission the Company receives from views or sales of its multimedia assets. Affiliate revenue is earned on a “click through” basis, upon visitors viewing or purchasing the relevant video, book, or other media asset and completing a specific conversion. The revenue is recognized upon receipt as reliable estimates could not be made.

E-Commerce Revenue

The Company’s e-commerce businesses are housed under Creatd Ventures, and currently consists of four majority-owned e-commerce companies, Camp (previously Plant Camp), Dune Glow Remedy (“Dune”), Basis, and Brave. The Company generates revenue through the sale of Camp, Dune, Basis, and Brave’s consumer products through its e-commerce distribution channels. The Company satisfies its performance obligation upon shipment of product to its customers and recognizes shipping and handling costs as a fulfillment cost. Customers have 30 days from receipt of an item to return unopened, unused, or damaged items for a full refund for Camp, Dune, and Basis, and 7 days from receipt of purchase for Brave. All returns are processed within the relevant recording period and accounted for as a reduction in revenue. The Company runs discounts from time to time to promote sales, improve market penetration, and increase customer retention. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue. The Company assesses variable consideration using the most likely amount method.

Deferred Revenue

Deferred revenue consists of billings and payments from clients in advance of revenue recognition. The Company has two types of deferred revenue, subscription revenue whereas the revenue is recognized over the subscription period and contract liabilities where the performance obligation was not satisfied. The Company will recognize the deferred revenue within the next twelve months. As of December 31, 2022, and 2021, the Company had deferred revenue of $299,409 and $234,159 respectively.

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, we bill a managed service client monthly when we have updated their Amazon store, modified SEO, or completed the other services listed in the agreement. For projects and branded content, we will bill the client and record the receivable once milestones are reached that are set in the agreement. We make estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon our assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of our customers, current economic conditions, and other factors that may affect our ability to collect from customers. During the years ended December 31, 2022 and 2021, the Company recorded $398,130 and $110,805, respectively as a bad debt expense. As of December 31, 2022, the Company has an allowance for doubtful accounts of $585,077. As of December 31, 2021, the Company has an allowance for doubtful accounts of $186,147.

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or net realizable value. Inventories are periodically evaluated to identify obsolete or otherwise impaired products and are written off when management determines usage is not probable. The Company estimates the balance of excess and obsolete inventory by analyzing inventory by age using last used and original purchase date and existing sales pipeline for which the inventory could be used. As of December 31, 2022, and 2021, the Company had a valuation allowance of $399.058 and $0 respectively. During the years ended December 31, 2022 and 2021 the Company recorded $399,058 and $0 respectively for product obsolescence.

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with Accounting Standards Codification (“ASC”) 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. . Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the years ended December 31, 2022 and 2021, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at December 31, 2022 and 2021:

	December 31,
	2022	2021
Series E preferred	109,223	121,359
Options	3,061,767	2,902,619
Warrants	16,261,699	5,658,830
Convertible notes	27,823,250	-
Totals	47,255,939	8,682,808

Reclassifications

Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year’s presentation. These reclassifications did not affect the prior period’s total assets, total liabilities, stockholders’ deficit, net loss or net cash used in operating activities. During the year ended December 31, 2021, we adopted a change in presentation on our consolidated statements of operations and comprehensive loss in order to present a gross profit line, the presentation of which is consistent with our peers. Under the new presentation, we began allocating payroll and related expenses, professional services and creator payouts. Prior periods have been revised to reflect this change in presentation.

Recently Adopted Accounting Guidance

In May 2021, the FASB issued authoritative guidance intended to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. (ASU 2021-04), “Derivatives and Hedging Contracts in Entity’s Own Equity (Topic 815). This guidance’s amendments provide measurement, recognition, and disclosure guidance for an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The updated guidance, which became effective for fiscal years beginning after December 15, 2021, During the year ended December 31, 2022, the Company recognized a deemed dividend of $3,187,906 from the modification of warrants.

Recent Accounting Guidance Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU-2016-13”). ASU 2016-13 affects loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. On October 16, 2019, FASB approved a final ASU delaying the effective date of ASU 2016-13 for small reporting companies to interim and annual periods beginning after December 15, 2022. The Company is currently evaluating the impact of these amendments to the Company’s financial position and results of operations and currently does not know or cannot reasonably quantify the impact of the adoption of the amendments as a result of the complexity and extensive changes from the amendments. The adoption of the guidance will affect disclosures and estimates around accounts receivable.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. Upon adoption, the Company would no longer recognize the intrinsic value of beneficial conversion features underlying convertible debt. During the year ended December 31, 2022, the company recognized approximately $2.0 million relating to a beneficial conversion feature.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805), Which aims to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in recognition and payment terms that effect subsequent revenue recognition. ASU 2021-08 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The Company expects that there would be no material impact on the Company’s consolidated financial statements upon the adoption of this ASU.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying consolidated financial statements.